AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 83.9%
$11,818,964	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[1,2]	$11,819,253

27,925,689	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[1]	24,856,278
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $36,675,531)	36,675,531

	TOTAL INVESTMENTS — 83.9%
	(Cost $36,675,531)	36,675,531
	Other Assets in Excess of Liabilities — 16.1%	7,058,461
	TOTAL NET ASSETS — 100.0%	$43,733,992

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Chesapeake Strategy Fund Limited.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value*	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Rough Rice[1]	September 2024	4	125,440	$(2,320)
CME Live Cattle[1]	August 2024	5	362,450	8,400
CME Milk[1]	August 2024	9	377,028	(16,308)
CMX Copper[1]	September 2024	11	1,218,800	(11,137)
CMX Gold[1]	August 2024	8	1,893,840	(22,160)
CMX Silver[1]	September 2024	7	1,023,225	11,375
Euronext Rapeseed[1]	November 2024	18	423,900	14,457
ICE Brent Crude Oil[1]	October 2024	7	588,840	490
ICE Low Sulphur Gas[1]	August 2024	15	1,140,375	35,625
LME Lead[1]	September 2024	9	492,075	9,461
LME Primary Aluminum[1]	September 2024	23	1,463,938	(12,891)
LME Tin[1]	September 2024	7	1,119,825	26,355
LME Zinc[1]	September 2024	13	908,456	45,572
MDE Crude Palm Oil[1]	September 2024	16	1,549,200	3,646
NYBOT Coffee 'C'[1]	September 2024	10	818,437	32,063
NYMEX Platinum[1]	October 2024	17	847,450	14,535
NYMEX RBOB Gasoline[1]	August 2024	5	510,888	14,427
NYMEX WTI Crude Oil[1]	August 2024	7	551,320	19,460
SAFEX Sunflower Seed[1]	December 2024	4	1,803,550	14
SGX Iron Ore CFR China 62% FE Fines[1]	July 2024	35	366,925	6,595

Currency Futures
CME British Pound	September 2024	36	2,866,500	(20,475)
New Zealand Dollar	September 2024	9	550,935	(2,385)
Swedish Krona	September 2024	9	9,393,300	10,606

Index Futures
CAC 40 10 Euro	July 2024	34	2,582,980	(38,049)
CBOT DJIA Index E-Mini	September 2024	20	3,901,200	45,700
CME E-mini S&P 500	September 2024	18	4,953,285	16,065
CME E-mini S&P MidCap 400	September 2024	7	2,050,860	19,810
CME NASDAQ 100 E-Mini	September 2024	8	3,192,416	(4,056)
EUX DAX Index	September 2024	7	3,202,063	19,771
EUX Euro STOXX 50	September 2024	53	2,612,635	(1,987)
FTSE China A50	July 2024	45	541,845	(6,255)
FTSE Taiwan	July 2024	44	3,395,040	(440)
IBEX 35	July 2024	17	1,856,315	(7,919)
ICF FTSE 100 Index	September 2024	30	2,459,550	5,119
MIL FTSE/MIB Index	September 2024	14	2,365,900	(32,427)
MSCI EAFE E-Mini	September 2024	28	3,268,720	11,760
MSCI Emerging Markets	September 2024	41	2,227,530	3,280
MSE S&P/TSE 60 Index	September 2024	19	5,005,674	(18,839)
SFE SPI 200 Index	September 2024	25	4,821,250	24,183
SGX Nikkei 225	September 2024	24	470,028,000	32,892

Interest Rate Futures
EUX Euro-BTP Italian Government Bond	September 2024	49	5,734,470	(91,304)
EUX Euro-Bund	September 2024	6	786,900	3,020
ICF Long Gilt	September 2024	8	773,440	9,000
Total Long Contracts			556,156,770	154,729

Short Contracts
Commodity Futures
CBOT Corn[1]	December 2024	(41)	(932,238)	69,700
CBOT Oats[1]	December 2024	(22)	(348,293)	(7,282)
CBOT Soybean[1]	November 2024	(18)	(1,003,950)	10,350
CBOT Soybean Oil[1]	December 2024	(20)	(528,960)	3,480
CBOT Wheat[1]	September 2024	(5)	(140,625)	(2,750)
CME Lean Hogs[1]	August 2024	(31)	(1,109,233)	(567)
ICE Canola[1]	November 2024	(100)	(1,244,407)	(7,158)
ICE Carbon Emissions[1]	December 2024	(21)	(1,512,840)	102,774
NYBOT Cotton #2[1]	December 2024	(19)	(678,585)	(11,970)
NYBOT Sugar #11[1]	October 2024	(36)	(767,693)	(50,803)
NYMEX Palladium[1]	September 2024	(1)	(97,570)	(220)

Currency Futures
Brazil Real	August 2024	(196)	(3,604,889)	108,249
Canadian Dollar	September 2024	(53)	(3,860,891)	(18,709)
CME Euro	September 2024	(1)	(135,093)	693
CME Japanese Yen	September 2024	(46)	(3,717,375)	99,188
CME Swiss Franc	September 2024	(43)	(6,063,269)	25,531

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	September 2024	(73)	(7,948,445)	(80,414)
CBOT 2-Year U.S. Treasury Note	September 2024	(93)	(18,934,219)	(58,125)
CBOT 5-Year U.S. Treasury Note	September 2024	(91)	(9,626,093)	(72,516)
CBOT U.S. Long Bond	September 2024	(25)	(2,916,406)	(41,407)
CBOT Ultra Long-Term U.S. Treasury Bond	September 2024	(13)	(1,606,414)	(23,055)
MSE Canadian 10 Year Bond	September 2024	(27)	(3,218,670)	(16,972)
SFE Australian 10 Year Bond	September 2024	(93)	(10,523,151)	(25,860)
Total Short Contracts			(80,519,309)	2,157

TOTAL FUTURES CONTRACTS			475,637,461	$156,886

*	Local currency.
1	This investment is a holding of AXS Chesapeake Strategy Fund Limited.